PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2023 and 2022 are as follows:

	12-31-2023	12-31-2022
Classes of Provisions	ThU.S.$	ThU.S.$
Short-term provisions	3,905	9,513
Provisions for litigations	440	639
Other short-term provisions	3,465	8,874
Long-term provisions, non-Current	28,651	40,706
Provisions for litigations	28,651	39,029
Other long-term provisions	-	1,677
Total provisions	32,556	50,219

Disclosure of other provisions [text block]
	12-31-2023
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	39,668	10,551	50,219
Changes in provisions
Additional provisions	27,732	-	27,732
Increase due to business combination	87	-	87
Used provisions	(1,743)	(5,440)	(7,183)
Reversal of unused provision	(32,276)	(1,676)	(33,952)
Increase (decrease) in foreign exchange	(3,524)	30	(3,494)
Other increases (decreases)	(31)	-	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)	-	(822)
Total changes	(10,577)	(7,086)	(17,663)
Closing balance	29,091	3,465	32,556
(*) The increase in litigations is mainly made up of ThU.S.$ 25,098 (subsidiaries in Brazil) for civil and labor lawsuits. In addition, the decrease legal litigations correspond mainly to the reversal of the provision for a lawsuit with a supplier in the Arauco do Brasil S.A.
(**) The decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 o Arauco mill and the decrease in the balance of the provision for negative equity of E2E SpA.

	12-31-2022
	Litigations (*)	Other Provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,886	-	29,886
Changes in provisions
Additional provisions	24,582	8,875	33,457
Used provisions	(13,652)	-	(13,652)
Increase (decrease) in foreign exchange	(1,144)	-	(1,144)
Other increases (decreases)	(4)	1,676	1,672
Total changes	9,782	10,551	20,333
Closing balance	39,668	10,551	50,219
(*) The increase in litigations is mainly made up of ThU.S.$ 24,533 (subsidiaries in Brazil) for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds to the dismantling L1.

	12-31-2021
	Litigations (*)	Other provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	30,836	-	30,836
Changes in provisions
Additional provisions	8,592	-	8,592
Used provisions	(5,349)	-	(5,349)
Increase (decrease) in foreign currency exchange	(4,505)	-	(4,505)
Other Increases (Decreases)	312	-	312
Total Changes	(950)	-	(950)
Closing balance	29,886	-	29,886
(*) The increase in litigations is mainly made up of ThU.S.$ 8,543 (subsidiaries in Brazil) for civil and labor lawsuits.